Segment Information - Schedule of Net Income and Total Assets (Details) - Other Operating Segment [Member] - USD ($)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of Net Income and Total Assets [Line Items]
Marketable Securities held in trust account	$ 237,656,449	$ 235,193,585
Cash	517,160	$ 668,089
Net income	689,999
General and administrative expenses	1,103,133
Interest earned on marketable securities held in Trust Account	$ 2,462,864